Restructuring Charges And Other Items (Tables)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Restructuring Charges And Other Items [Abstract]
Restructuring And Other Charges

In millions	Before-Tax Charges	After-Tax Charges
xpedx restructuring (a)	$49	$34
Early debt extinguishment costs (see Notes 12 and 13)	32	19
Temple-Inland merger agreement	20	12
APPM acquisition	18	12
Franklin, Virginia mill – closure costs (b)	(24)	(15)
Other	7	4
Total	$102	$66

(a)	Includes pre-tax charges of $19 million for severance.
(b)	Includes a pre-tax credit of $21 million related to the reversal of an environmental reserve.

In millions	Before-Tax Charges	After-Tax Charges
Franklin, Virginia mill – closure costs (a)	$315	$192
Early debt extinguishment costs (see Notes 12 and 13)	35	21
Write-off of Ohio Commercial Activity tax receivable	11	7
Shorewood Packaging reorganization	8	5
Bellevue, Washington container facility – closure costs	7	4
S&A reduction initiative	6	4
Other	12	9
Total	$394	$242

(a)	Includes pre-tax charges of $236 million for accelerated depreciation, $36 million for environmental closure costs and $30 million for severance.

In millions	Before-Tax Charges	After-Tax Charges
Albany, Oregon containerboard mill – closure costs (a)	$469	$286
Franklin, Virginia paper mill and associated operations – closure costs (b)	290	177
Early debt extinguishment costs (see Notes 12 and 13)	185	113
2008 overhead reduction program – severance and benefits	148	92
Pineville, Louisiana containerboard mill – closure costs (c)	102	62
Valliant, Oklahoma containerboard mill – paper machine shutdown costs (d)	82	50
Etienne mill – severance and other costs (e)	31	31
Inverurie mill – closure costs (f)	23	28
Other	23	14
Total	$1,353	$853

(a)	Includes pre-tax charges of $438 million for accelerated depreciation and other non cash charges, $21 million for severance and benefit costs and $9 million for environmental reserves.
(b)	Includes pre-tax charges of $258 million for accelerated depreciation and other noncash charges and $30 million for severance.
(c)	Includes pre-tax charges of $82 million for accelerated depreciation and other noncash charges, $9 million for severance and $10 million for environmental reserves.
(d)	Includes pre-tax charges of $81 million for accelerated depreciation and other noncash charges.
(e)	Includes pre-tax charges of $19 million for severance.
(f)	Includes pre-tax charges of $17 million for severance.

Rollforward Of The Severance And Other Costs

In millions	Severance and Other
Opening balance (recorded first quarter 2011)	$7
Additions and adjustments	18
Cash charges in 2011	(16)
Balance, December 31, 2011	$9

In millions	Severance and Other
Opening balance (recorded first quarter 2010)	$20
Additions and adjustments	26
Cash charges in 2010	(32)
Cash charges in 2011	(8)
Balance, December 31, 2011	$6

In millions	Severance and Other
Opening balance (recorded first quarter 2009)	$74
Additions and adjustments	177
Cash charges in 2009	(82)
Pension and postretirement termination benefits	(85)
Cash charges in 2010	(84)
Balance, December 31, 2010	$0